BofA FUNDS SERIES TRUST

Supplement dated January 29, 2010 to the Prospectuses dated January 1, 2010 for

Class A shares only, as applicable, of the Funds listed below

Columbia Cash Reserves

Columbia Government Reserves

Columbia New York Tax-Exempt Reserves

Columbia Tax-Exempt Reserves

Columbia Treasury Reserves

(Each a “Fund”)

Effective immediately, the Class A shares Prospectus of each Fund is revised and supplemented as follows:

1. Within the section “Opening an Account and Placing Orders”, the sub-section “Exchanging Shares” is deleted and replaced in its entirety with the following:

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objectives and principal investment strategies of, the Columbia Fund into which you are exchanging.

Bank of America, N.A.’s sale to Ameriprise Financial, Inc. of the part of the asset management business of Columbia Management that advises long-term mutual funds (the Transaction) is expected to close in the spring of 2010. Bank of America, N.A. is not selling the part of the asset management business that advises Columbia Money Market Funds. After and subject to the closing of the Transaction, Columbia Management’s long-term asset management business will be separated from the business that advises the Columbia Money Market Funds, and you will no longer be able to exchange your Fund shares into shares of any long-term Columbia Fund. Columbia Management’s long-term funds offer a reinstatement feature. Under this feature, you can use the proceeds of a redemption of your shares to buy Class A shares of a long-term Columbia Fund within 365 days after your shares are redeemed without incurring a sales charge. This reinstatement feature will not be available for the reinvestment of redemption proceeds of Fund shares purchased after the closing of the Transaction. A description of the reinstatement feature is available in the SAI of the long-term Columbia Fund whose shares you wish to purchase.

2. Within the section “Opening an Account and Placing Orders”, the sub-section “Systematic Exchanges” is deleted and replaced in its entirety with the following:

Systematic Exchanges

You may buy Class A shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Any systematic exchange program that is in place from a long-term Columbia Fund to the Fund will be terminated automatically at the closing of the Transaction, so no further exchanges will occur. After the closing of the Transaction, you will continue to be able to systematically exchange $100 or more each month from Class A shares of another Columbia Money Market Fund for the same class of the Fund at no additional cost but you will no longer be able to establish a new systematic exchange from any long-term Columbia Fund.

3. Within the section “Opening an Account and Placing Orders”, the sub-section “Other Exchange Rules You Should Know” is deleted and replaced in its entirety with the following:

Other Exchange Rules You Should Know

•

After the closing of the Transaction, if you redeem your shares and wish to use the proceeds to purchase shares of any long-term Columbia Fund, you will incur any applicable sales charges imposed at that time by the long-term Columbia Fund you wish to purchase.

•

After the closing of the Transaction, if you redeem your shares you will be charged the applicable CDSC for the shares that you redeemed, even if you intend to invest the redemption proceeds in shares of a long-term Columbia Fund.

The following Other Exchange Rules apply only until the closing of the Transaction:

•	You can generally make exchanges of any like share classes of any Columbia Fund. Some exceptions apply.
•	Exchanges are made at net asset value.
•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.
•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares

2

of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.
•	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.
•	You generally may make an exchange only into a Columbia Fund that is accepting investments.
•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
•	Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

Shareholders should retain this supplement for future reference

3

INT-47/31887-0110

BofA FUNDS SERIES TRUST

COLUMBIA CASH RESERVES

(the “Fund”)

Supplement dated January 29, 2010 to the Prospectus dated January 1, 2010

Effective immediately, the Class B and Class C shares Prospectus of the Fund is revised and supplemented as follows:

1. Within the section “Opening an Account and Placing Orders”, the sub-section “Exchanging Shares” is deleted and replaced in its entirety with the following:

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objectives and principal investment strategies of, the Columbia Fund into which you are exchanging.

Bank of America, N.A.’s sale to Ameriprise Financial, Inc. of the part of the asset management business of Columbia Management that advises long-term mutual funds (the Transaction) is expected to close in the spring of 2010. Bank of America, N.A. is not selling the part of the asset management business that advises Columbia Money Market Funds. After and subject to the closing of the Transaction, Columbia Management’s long-term asset management business will be separated from the business that advises the Columbia Money Market Funds, and you will no longer be able to exchange your Fund shares into shares of any long-term Columbia Fund. Columbia Management’s long-term funds offer a reinstatement feature. Under this feature, you can use the proceeds of a redemption of your shares to buy Class A shares of a long-term Columbia Fund within 365 days after your shares are redeemed without incurring a sales charge. This reinstatement feature will not be available for the reinvestment of redemption proceeds of Fund shares purchased after the closing of the Transaction. A description of the reinstatement feature is available in the SAI of the long-term Columbia Fund whose shares you wish to purchase.

2. Within the section “Opening an Account and Placing Orders”, the sub-section “Systematic Exchanges” is deleted and replaced in its entirety with the following:

Systematic Exchanges

You may buy Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Any systematic exchange program that is in place from a Columbia Fund to the Fund will be terminated at the closing of the Transaction, so no further exchanges will occur. After the closing of the Transaction, you will no longer be able to establish any new systematic exchanges into Class B and/or Class C shares of the Fund.

3. Within the section “Opening an Account and Placing Orders”, the sub-section “Other Exchange Rules You Should Know” is deleted and replaced in its entirety with the following:

Other Exchange Rules You Should Know

•

After the closing of the Transaction, you will no longer be able to exchange your shares for shares of any other Columbia Fund, but you may exchange your shares for Class Z shares of the Fund, as described below in Same-Fund Exchange Privilege for Class Z Shares.

•

After the closing of the Transaction, if you redeem your shares you will be charged the applicable CDSC for the shares that you redeemed, even if you intend to invest the redemption proceeds in shares of a long-term Columbia Fund.

The following Other Exchange Rules apply only until the closing of the Transaction:

•	You can generally make exchanges of any like share classes of any Columbia Fund. Some exceptions apply.
•	Exchanges are made at net asset value.
•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.
•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.
•	You generally may make an exchange only into a Columbia Fund that is accepting investments.

2

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
•	Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

Shareholders should retain this supplement for future reference

3

INT-47/31888-0110

BofA FUNDS SERIES TRUST

Supplement dated January 29, 2010 to the Prospectuses dated January 1, 2010 for

Class Z shares only, as applicable, of the Funds listed below

Columbia Cash Reserves

Columbia Municipal Reserves

(Each a “Fund”)

Effective immediately, the Class Z shares Prospectus of each Fund is revised and supplemented as follows:

1. Within the section “Opening an Account and Placing Orders”, the sub-section “Exchanging Shares” is deleted and replaced in its entirety with the following:

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objectives and principal investment strategies of, the Columbia Fund into which you are exchanging.

Bank of America, N.A.’s sale to Ameriprise Financial, Inc. of the part of the asset management business of Columbia Management that advises long-term mutual funds (the Transaction) is expected to close in the spring of 2010. Bank of America, N.A. is not selling the part of the asset management business that advises Columbia Money Market Funds. After and subject to the closing of the Transaction, Columbia Management’s long-term asset management business will be separated from the business that advises the Columbia Money Market Funds, and you will no longer be able to exchange your Fund shares into shares of any long-term Columbia Fund.

2. Within the section “Opening an Account and Placing Orders”, the sub-section “Systematic Exchanges” is deleted and replaced in its entirety with the following:

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Any systematic exchange program that is in place from a long-term Columbia Fund to the Fund will be terminated automatically at the closing of the Transaction, so no further exchanges will occur. After the closing of the Transaction, you will continue to be able to systematically exchange $100 or more each month from Class Z shares of another Columbia Money Market Fund for the same class of the Fund at no additional cost but you will no longer be able to establish a systematic exchange with any long-term Columbia Fund.

Shareholders should retain this supplement for future reference

2

INT-47/32084-0110